UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Property, plant and equipment	$ 104,031	$ 108,725
Advance payments for property, plant and equipment	376	451
Right-of-use assets	99,452	80,502
Time deposits	4,509	4,362
Intangible assets	2,507	4,061
Collaboration prepaid leases	172,981	151,216
Other non-current assets	1,932	1,493
Total non-current assets	385,788	350,810
CURRENT ASSETS
Collaboration inventories, net	23,548	19,433
Trade receivables	705	100,041
Prepayments, other receivables and other assets	112,801	69,251
Financial assets at fair value through profit or loss	0	663
Pledged deposits	583	357
Time deposits	753,123	30,341
Cash and cash equivalents	459,277	1,277,713
Total current assets	1,350,037	1,497,799
Total assets	1,735,825	1,848,609
CURRENT LIABILITIES
Trade payables	26,906	20,160
Other payables and accruals	164,864	132,802
Government grants	554	68
Lease liabilities	4,342	3,175
Tax payable	11,067	7,203
Contract liabilities	63,161	53,010
Total current liabilities	270,894	216,418
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding	296,623	281,328
Lease liabilities long term	45,626	44,169
Government grants	6,548	7,305
Contract liabilities	0	47,962
Other non-current liabilities	27	56
Total non-current liabilities	348,824	380,820
Total liabilities	619,718	597,238
EQUITY
Share capital	37	36
Reserves	1,116,070	1,251,335
Total ordinary shareholders’ equity	1,116,107	1,251,371
Total equity	1,116,107	1,251,371
Total liabilities and equity	$ 1,735,825	$ 1,848,609